Document And Entity Information	12 Months Ended
Apr. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	Earlyworks Co., Ltd.
Document Type	20-F
Current Fiscal Year End Date	--04-30
Entity Common Stock, Shares Outstanding	15,076,900
Amendment Flag	false
Entity Central Index Key	0001944399
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41752
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Business Contact
Document Information Line Items
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Contact Personnel Name	Satoshi Kobayashi
City Area Code	81
Local Phone Number	03-5614-0978
Contact Personnel Email Address	satoshi-k@e-arly.works
American depositary shares, each representing five ordinary shares
Document Information Line Items
Trading Symbol	ELWS
Title of 12(b) Security	American depositary shares, each representing five ordinary shares
Security Exchange Name	NASDAQ
Ordinary shares
Document Information Line Items
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true